INSTAPRIN ACQUISITION (Details Narrative) - Aspire Biopharma Inc [Member]	Mar. 28, 2022 USD ($)
Instaprin Pharmaceuticals Inc [Member]
Asset Acquisition [Line Items]
Business combination sales	$ 5,000,000
Business Combination, Contingent Consideration Arrangements, Description	20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied. Additionally, ten percent (10%) of Buyer’s equity was to be delivered at Closing, in proportion to their equity holdings in the Company, to be issued to a Trustee for the former Instaprin Shareholders, along with an additional ten percent (10%) of Buyer’s equity to be issued to the Company’s service providers, pursuant to a stock incentive plan to be adopted
Instaprin Pharmaceuticals Inc [Member]
Asset Acquisition [Line Items]
Asset acquisition consideration liability	$ 3,628,325